Distribution Date:	04/17/23	UBS Commercial Mortgage Trust 2017-C1
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.

Certificate Factor Detail	3		General Information	(212) 713-2000

Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	25	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Directing Certificateholder	RREF IV-D AIV RR, LLC c/o Rialto Capital Management LLC
Interest Shortfall Detail - Collateral Level	28
			-
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276EAA5	1.887000%	40,505,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276EAB3	2.982000%	46,665,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276EAC1	3.256000%	52,548,000.00	42,261,600.08	910,553.51	114,669.81	0.00	0.00	1,025,223.32	41,351,046.57	35.46%	30.00%
A-3	90276EAD9	3.196000%	235,000,000.00	151,591,463.42	0.00	403,738.60	0.00	0.00	403,738.60	151,591,463.42	35.46%	30.00%
A-4	90276EAE7	3.460000%	296,571,000.00	296,571,000.00	0.00	855,113.05	0.00	0.00	855,113.05	296,571,000.00	35.46%	30.00%
A-S	90276EAH0	3.724000%	95,899,000.00	95,899,000.00	0.00	297,606.56	0.00	0.00	297,606.56	95,899,000.00	22.81%	20.00%
B	90276EAJ6	4.036000%	45,551,000.00	45,551,000.00	0.00	153,203.20	0.00	0.00	153,203.20	45,551,000.00	16.81%	15.25%
C	90276EAK3	4.440000%	33,565,000.00	33,565,000.00	0.00	124,190.50	0.00	0.00	124,190.50	33,565,000.00	12.38%	11.75%
D	90276EAN7	5.047291%	10,069,000.00	10,069,000.00	0.00	42,350.98	0.00	0.00	42,350.98	10,069,000.00	11.05%	10.70%
D-RR	90276EAR8	5.047291%	40,278,000.00	40,278,000.00	0.00	169,412.32	0.00	0.00	169,412.32	40,278,000.00	5.74%	6.50%
E-RR	90276EAT4	5.047291%	19,179,000.00	19,179,000.00	0.00	80,668.33	0.00	0.00	80,668.33	19,179,000.00	3.21%	4.50%
F-RR	90276EAV9	5.047291%	9,590,000.00	9,590,000.00	0.00	22,277.23	0.00	0.00	22,277.23	9,590,000.00	1.95%	3.50%
NR-RR	90276EAX5	5.047291%	33,565,038.00	14,785,463.17	0.00	0.00	0.00	0.00	0.00	14,785,463.17	0.00%	0.00%
R	90276EAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			958,985,038.00	759,340,526.67	910,553.51	2,263,230.58	0.00	0.00	3,173,784.09	758,429,973.16

X-A	90276EAF4	1.686473%	671,289,000.00	490,424,063.50	0.00	689,239.31	0.00	0.00	689,239.31	489,513,509.99
X-B	90276EAG2	1.104770%	175,015,000.00	175,015,000.00	0.00	161,126.09	0.00	0.00	161,126.09	175,015,000.00
Notional SubTotal			846,304,000.00	665,439,063.50	0.00	850,365.40	0.00	0.00	850,365.40	664,528,509.99

Deal Distribution Total					910,553.51	3,113,595.98	0.00	0.00	4,024,149.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276EAC1	804.24754662	17.32803361	2.18219171	0.00000000	0.00000000	0.00000000	0.00000000	19.51022532	786.91951302
A-3	90276EAD9	645.07005711	0.00000000	1.71803660	0.00000000	0.00000000	0.00000000	0.00000000	1.71803660	645.07005711
A-4	90276EAE7	1,000.00000000	0.00000000	2.88333333	0.00000000	0.00000000	0.00000000	0.00000000	2.88333333	1,000.00000000
A-S	90276EAH0	1,000.00000000	0.00000000	3.10333330	0.00000000	0.00000000	0.00000000	0.00000000	3.10333330	1,000.00000000
B	90276EAJ6	1,000.00000000	0.00000000	3.36333341	0.00000000	0.00000000	0.00000000	0.00000000	3.36333341	1,000.00000000
C	90276EAK3	1,000.00000000	0.00000000	3.70000000	0.00000000	0.00000000	0.00000000	0.00000000	3.70000000	1,000.00000000
D	90276EAN7	1,000.00000000	0.00000000	4.20607608	0.00000000	0.00000000	0.00000000	0.00000000	4.20607608	1,000.00000000
D-RR	90276EAR8	1,000.00000000	0.00000000	4.20607577	0.00000000	0.00000000	0.00000000	0.00000000	4.20607577	1,000.00000000
E-RR	90276EAT4	1,000.00000000	0.00000000	4.20607592	0.00000000	0.00000000	0.00000000	0.00000000	4.20607592	1,000.00000000
F-RR	90276EAV9	1,000.00000000	0.00000000	2.32296455	1.88311053	14.38064442	0.00000000	0.00000000	2.32296455	1,000.00000000
NR-RR	90276EAX5	440.50190469	0.00000000	0.00000000	1.85278444	78.91049163	0.00000000	0.00000000	0.00000000	440.50190469
R	90276EAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276EAF4	730.57068342	0.00000000	1.02674006	0.00000000	0.00000000	0.00000000	0.00000000	1.02674006	729.21425793
X-B	90276EAG2	1,000.00000000	0.00000000	0.92064160	0.00000000	0.00000000	0.00000000	0.00000000	0.92064160	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	114,669.81	0.00	114,669.81	0.00	0.00	0.00	114,669.81	0.00
A-3	03/01/23 - 03/30/23	30	0.00	403,738.60	0.00	403,738.60	0.00	0.00	0.00	403,738.60	0.00
A-4	03/01/23 - 03/30/23	30	0.00	855,113.05	0.00	855,113.05	0.00	0.00	0.00	855,113.05	0.00
X-A	03/01/23 - 03/30/23	30	0.00	689,239.31	0.00	689,239.31	0.00	0.00	0.00	689,239.31	0.00
X-B	03/01/23 - 03/30/23	30	0.00	161,126.09	0.00	161,126.09	0.00	0.00	0.00	161,126.09	0.00
A-S	03/01/23 - 03/30/23	30	0.00	297,606.56	0.00	297,606.56	0.00	0.00	0.00	297,606.56	0.00
B	03/01/23 - 03/30/23	30	0.00	153,203.20	0.00	153,203.20	0.00	0.00	0.00	153,203.20	0.00
C	03/01/23 - 03/30/23	30	0.00	124,190.50	0.00	124,190.50	0.00	0.00	0.00	124,190.50	0.00
D	03/01/23 - 03/30/23	30	0.00	42,350.98	0.00	42,350.98	0.00	0.00	0.00	42,350.98	0.00
D-RR	03/01/23 - 03/30/23	30	0.00	169,412.32	0.00	169,412.32	0.00	0.00	0.00	169,412.32	0.00
E-RR	03/01/23 - 03/30/23	30	0.00	80,668.33	0.00	80,668.33	0.00	0.00	0.00	80,668.33	0.00
F-RR	03/01/23 - 03/30/23	30	119,349.36	40,336.27	0.00	40,336.27	18,059.03	0.00	0.00	22,277.23	137,910.38
NR-RR	03/01/23 - 03/30/23	30	2,575,611.65	62,188.78	0.00	62,188.78	62,188.78	0.00	0.00	0.00	2,648,633.65
Totals			2,694,961.01	3,193,843.80	0.00	3,193,843.80	80,247.81	0.00	0.00	3,113,595.98	2,786,544.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,024,149.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,205,075.08	Master Servicing Fee	5,052.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,287.14
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	326.94
ARD Interest	0.00	Operating Advisor Fee	1,019.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	255.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,205,075.08	Total Fees	11,231.28

Principal		Expenses/Reimbursements
Scheduled Principal	910,553.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	67,816.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,431.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	910,553.51	Total Expenses/Reimbursements	80,247.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,113,595.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	910,553.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,024,149.49
Total Funds Collected	4,115,628.59	Total Funds Distributed	4,115,628.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	759,340,526.67	759,340,526.67	Beginning Certificate Balance	759,340,526.67
(-) Scheduled Principal Collections	910,553.51	910,553.51	(-) Principal Distributions	910,553.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	758,429,973.16	758,429,973.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	762,972,543.53	762,972,543.53	Ending Certificate Balance	758,429,973.16
Ending Actual Collateral Balance	762,163,915.32	762,163,915.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP
5,000,000 or less	11	38,987,167.15	5.14%	46	5.3000	1.756980	1.30 or less	18	202,195,154.06	26.66%	47	4.8635	0.802617
5,000,001 to 10,000,000	17	125,761,599.06	16.58%	48	4.9660	1.527744	1.31 to 1.40	2	10,332,162.61	1.36%	49	5.0667	1.363976
10,000,001 to 15,000,000	7	88,075,260.15	11.61%	48	4.8766	1.790665	1.41 to 1.50	2	49,074,878.30	6.47%	45	4.7516	1.455768
15,000,001 to 20,000,000	9	158,565,873.52	20.91%	48	4.9904	1.511734	1.51 to 1.60	4	97,713,290.77	12.88%	49	4.8018	1.570971
20,000,001 to 25,000,000	1	20,400,000.00	2.69%	49	4.6200	2.766700	1.61 to 1.70	4	76,256,221.68	10.05%	48	5.0497	1.629087
25,000,001 to 30,000,000	3	83,173,546.43	10.97%	49	4.8502	1.506137	1.71 to 1.80	6	65,902,803.27	8.69%	48	4.8275	1.751982
30,000,001 to 35,000,000	3	100,764,415.42	13.29%	49	4.6551	1.490554	1.81 to 1.90	1	14,434,576.28	1.90%	47	5.7300	1.810000
35,000,001 to 40,000,000	1	39,271,493.51	5.18%	45	4.5498	1.446000	1.91 to 2.00	1	9,200,000.00	1.21%	49	4.6862	1.973300
40,000,001 to 45,000,000	1	40,960,008.45	5.40%	48	4.6500	1.599700	2.01 to 2.10	2	15,830,258.68	2.09%	49	4.5444	2.044184
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 or greater	13	155,020,018.04	20.44%	49	4.8302	2.545583
Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497	Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	62,470,609.47	8.24%	48	5.2763	NAP
							Defeased	14	62,470,609.47	8.24%	48	5.2763	NAP
Alaska	2	17,975,053.86	2.37%	47	5.4223	1.926241
							Industrial	3	63,960,008.45	8.43%	49	4.6226	1.964110
California	10	179,091,317.28	23.61%	48	4.7176	1.782512
							Lodging	14	148,291,262.70	19.55%	48	5.2930	1.745759
Colorado	1	3,930,890.18	0.52%	46	4.8300	2.073500
							Mixed Use	5	29,713,392.12	3.92%	46	4.7556	1.747032
Delaware	1	18,000,000.00	2.37%	48	5.0600	1.757200
							Mobile Home Park	2	4,143,360.96	0.55%	49	4.7800	2.273100
Florida	2	38,938,170.17	5.13%	48	4.8074	1.728904
							Multi-Family	8	98,737,834.60	13.02%	48	4.9513	1.179718
Georgia	4	42,969,008.44	5.67%	49	4.9344	2.602867
							Office	10	179,676,591.97	23.69%	47	4.4997	1.437030
Illinois	2	6,787,307.07	0.89%	49	4.9500	1.353100
							Retail	18	168,426,210.76	22.21%	48	4.9592	1.753767
Louisiana	1	8,964,633.12	1.18%	49	4.4480	1.734100
							Self Storage	2	3,010,703.09	0.40%	50	4.5000	2.582100
Maryland	1	18,049,506.69	2.38%	49	4.8000	1.520200
							Totals	76	758,429,973.16	100.00%	48	4.9015	1.582497
Massachusetts	1	5,364,362.92	0.71%	46	5.0500	1.308700

Michigan	3	26,444,809.92	3.49%	49	5.3671	1.994654

Mississippi	1	1,743,149.76	0.23%	44	6.1900	0.416900

Missouri	2	66,060,008.45	8.71%	48	4.9502	1.612733

Nevada	2	15,842,921.54	2.09%	48	5.0504	1.521488

New Jersey	1	19,238,566.49	2.54%	47	5.7100	(0.166200)

New York	4	75,101,071.32	9.90%	48	4.4266	1.095318

North Carolina	1	13,037,130.27	1.72%	49	5.1600	1.296400

Ohio	1	5,039,131.02	0.66%	49	5.6540	(0.143900)

Pennsylvania	1	5,560,848.09	0.73%	46	5.9500	0.130000

Texas	17	83,280,673.44	10.98%	47	4.9549	1.560258

Utah	2	29,842,807.16	3.93%	48	4.5859	2.082481

Virginia	1	10,312,339.26	1.36%	42	4.4400	1.626700

Wisconsin	1	4,385,658.20	0.58%	46	5.2100	0.625500

Totals	76	758,429,973.16	100.00%	48	4.9015	1.582497

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP
	4.500% or less	7	113,105,477.60	14.91%	48	4.3053	1.469636	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	23	377,525,471.48	49.78%	48	4.7574	1.762139	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	13	134,402,062.24	17.72%	48	5.1935	1.569908	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	8	66,885,516.08	8.82%	46	5.7106	0.995446	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	2	4,040,836.29	0.53%	46	6.1616	0.795485	49 months or greater	53	695,959,363.69	91.76%	48	4.8679	1.598183
	Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497	Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP
	58 months or less	53	695,959,363.69	91.76%	48	4.8679	1.598183	Interest Only	9	193,700,000.00	25.54%	49	4.6793	1.689856
59 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	58 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	59 months to 115 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497	116 months or greater	44	502,259,363.69	66.22%	48	4.9406	1.562829
								Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	62,470,609.47	8.24%	48	5.2763	NAP			No outstanding loans in this group
Underwriter's Information		3	28,480,900.59	3.76%	47	5.2383	1.800136
	12 months or less	50	667,478,463.10	88.01%	48	4.8521	1.589566
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	758,429,973.16	100.00%	48	4.9015	1.582497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	303161140	IN	Wentzville	MO	Actual/360	4.650%	164,294.34	70,836.04	0.00	N/A	04/01/27	--	41,030,844.49	40,960,008.45	04/01/23
3	307880003	OF	Sunnyvale	CA	Actual/360	4.550%	154,042.91	46,424.34	0.00	N/A	01/06/27	--	39,317,917.85	39,271,493.51	04/06/23
4	307880004	MF	Berkeley	CA	Actual/360	4.924%	148,416.85	0.00	0.00	N/A	05/06/27	--	35,000,000.00	35,000,000.00	04/06/23
6	307880006	MF	Various	Various	Actual/360	4.950%	139,829.04	40,051.45	0.00	N/A	05/06/27	--	32,804,466.87	32,764,415.42	04/06/23
7	307880007	OF	New York	NY	Actual/360	4.077%	115,846.22	0.00	0.00	N/A	04/05/27	--	33,000,000.00	33,000,000.00	04/05/23
8	300571700	LO	Austin	TX	Actual/360	4.900%	118,648.34	45,876.94	0.00	N/A	06/06/27	--	28,119,423.37	28,073,546.43	04/06/23
9	310939736	OF	New York	NY	Actual/360	4.310%	111,341.67	0.00	0.00	N/A	04/06/27	--	30,000,000.00	30,000,000.00	04/06/23
10	307870021	OF	St. Petersburg	FL	Actual/360	4.733%	57,332.36	20,761.12	0.00	N/A	04/06/27	--	14,067,085.45	14,046,324.33	04/06/23
10A	307870121				Actual/360	4.733%	38,221.57	13,840.75	0.00	N/A	04/06/27	--	9,378,056.93	9,364,216.18	04/06/23
10B	307870221				Actual/360	4.733%	19,110.79	6,920.37	0.00	N/A	04/06/27	--	4,689,028.50	4,682,108.13	04/06/23
12	300571682	RT	Columbia	MO	Actual/360	5.440%	117,579.56	0.00	0.00	N/A	04/06/27	--	25,100,000.00	25,100,000.00	04/06/23
14	307880014	LO	Woodcliff Lake	NJ	Actual/360	5.710%	94,806.71	43,065.41	0.00	N/A	03/01/27	--	19,281,631.90	19,238,566.49	06/01/20
15	307880015	RT	Petaluma	CA	Actual/360	4.620%	81,158.00	0.00	0.00	N/A	05/05/27	--	20,400,000.00	20,400,000.00	04/05/23
16	600937978	LO	Savannah	GA	Actual/360	4.790%	77,540.83	27,271.38	0.00	N/A	05/11/27	--	18,799,043.44	18,771,772.06	04/11/23
17	307880017	RT	Camp Springs	MD	Actual/360	4.800%	74,729.47	30,203.60	0.00	N/A	05/06/27	--	18,079,710.29	18,049,506.69	04/06/23
18	303161136	OF	Salt Lake City	UT	Actual/360	4.676%	72,375.33	31,063.92	0.00	N/A	03/01/27	--	17,974,502.58	17,943,438.66	04/01/23
19	300571717	LO	Various	Various	Actual/360	5.730%	15,141.55	6,834.89	0.00	N/A	03/06/27	--	3,068,714.90	3,061,880.01	04/06/23
19A	300571718				Actual/360	5.730%	71,381.59	32,221.64	0.00	N/A	03/06/27	--	14,466,797.92	14,434,576.28	04/06/23
20	610939055	RT	Auburn	CA	Actual/360	4.510%	71,044.11	26,353.58	0.00	N/A	04/11/27	--	18,293,311.78	18,266,958.20	04/11/23
21	307880021	RT	Milford	DE	Actual/360	5.060%	78,430.00	0.00	0.00	N/A	04/01/27	--	18,000,000.00	18,000,000.00	04/01/23
22	307880022	Various Various		TX	Actual/360	5.110%	73,171.24	24,670.35	0.00	N/A	03/01/27	--	16,628,776.88	16,604,106.53	04/01/23
23	307880023	RT	Roseville	MI	Actual/360	5.274%	74,634.53	25,029.87	0.00	N/A	06/06/27	--	16,433,893.37	16,408,863.50	04/06/23
24	307880024	MF	Lubbock	TX	Actual/360	4.983%	65,685.61	25,397.52	0.00	N/A	01/05/27	--	15,308,058.91	15,282,661.39	03/05/19
25	310941296	LO	Greensboro	NC	Actual/360	5.160%	58,066.18	31,026.29	0.00	N/A	05/11/27	--	13,068,156.56	13,037,130.27	04/11/23
26	307880026	IN	San Diego	CA	Actual/360	4.450%	51,731.25	0.00	0.00	N/A	06/01/27	--	13,500,000.00	13,500,000.00	04/01/23
27	303161141	OF	Taylorsville	UT	Actual/360	4.450%	45,678.44	21,064.30	0.00	N/A	06/01/27	--	11,920,432.80	11,899,368.50	04/01/23
28	307880028	RT	Smyrna	GA	Actual/360	5.170%	48,849.85	16,000.35	0.00	N/A	04/05/27	--	10,972,698.97	10,956,698.62	04/05/23
30	307880030	MU	Alexandria	VA	Actual/360	4.440%	39,493.50	17,259.17	0.00	N/A	10/01/26	--	10,329,598.43	10,312,339.26	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	300571692	RT	Brooksville	FL	Actual/360	5.000%	46,748.96	12,301.42	0.00	N/A	04/06/27	--	10,857,822.93	10,845,521.51	04/06/23
32	300571678	LO	Oneonta	NY	Actual/360	5.560%	47,005.55	14,437.06	0.00	N/A	03/06/27	--	9,817,821.85	9,803,384.79	04/06/23
33	307880033	RT	Metairie	LA	Actual/360	4.448%	34,397.68	15,962.35	0.00	N/A	05/06/27	--	8,980,595.47	8,964,633.12	04/06/23
34	300571685	MH	Louisville	KY	Actual/360	5.400%	40,927.32	13,260.40	0.00	N/A	04/06/27	01/06/27	8,801,574.26	8,788,313.86	04/06/23
35	307880035	IN	McDonough	GA	Actual/360	4.750%	38,857.64	0.00	0.00	N/A	05/06/27	--	9,500,000.00	9,500,000.00	04/06/23
36	303161145	LO	Sacramento	CA	Actual/360	5.020%	35,009.89	19,465.41	0.00	N/A	06/05/27	--	8,098,932.41	8,079,467.00	04/05/23
37	303161144	LO	Sacramento	CA	Actual/360	5.020%	35,009.89	19,465.41	0.00	N/A	06/05/27	--	8,098,932.41	8,079,467.00	04/05/23
38	307880038	MU	San Diego	CA	Actual/360	4.686%	37,125.12	0.00	0.00	N/A	05/06/27	--	9,200,000.00	9,200,000.00	04/06/23
39	300571684	MH	Middletown	OH	Actual/360	5.500%	38,403.33	11,987.94	0.00	N/A	04/06/27	01/06/27	8,108,621.37	8,096,633.43	04/06/23
40	410938673	OF	Anchorage	AK	Actual/360	5.040%	34,843.84	13,002.79	0.00	N/A	03/11/27	--	8,028,534.84	8,015,532.05	04/11/23
41	300571693	MH	Various	Various	Actual/360	5.140%	34,878.42	10,663.34	0.00	N/A	05/06/27	02/06/27	7,880,150.68	7,869,487.34	04/06/23
42	307880042	IN	Yuma	AZ	Actual/360	5.426%	32,328.01	15,838.75	0.00	N/A	05/06/27	02/06/27	6,918,309.52	6,902,470.77	04/06/23
43	303161133	RT	Waxahachie	TX	Actual/360	4.565%	26,731.08	12,071.08	0.00	N/A	02/01/27	--	6,800,118.34	6,788,047.26	04/01/23
44	307880044	MF	Columbus	GA	Actual/360	4.720%	29,142.66	9,845.38	0.00	N/A	05/01/27	--	7,170,146.34	7,160,300.96	08/01/18
45	300571698	MF	Urbana	IL	Actual/360	4.950%	28,978.02	11,054.73	0.00	N/A	05/06/27	--	6,798,361.80	6,787,307.07	04/06/23
46	300571686	MH	Elsmere	KY	Actual/360	5.400%	31,808.80	10,306.01	0.00	N/A	04/06/27	01/06/27	6,840,601.67	6,830,295.66	04/06/23
47	307880047	OF	Rancho Cucamonga	CA	Actual/360	4.600%	24,972.85	10,912.26	0.00	N/A	05/06/27	--	6,304,506.35	6,293,594.09	04/06/23
48	307880048	LO	Monroe	MI	Actual/360	5.630%	30,743.74	9,286.32	0.00	N/A	02/05/27	--	6,341,457.11	6,332,170.79	04/05/23
49	307880049	LO	Harrisburg	PA	Actual/360	5.950%	28,530.91	7,666.91	0.00	N/A	02/05/27	--	5,568,515.00	5,560,848.09	04/05/20
50	307880050	LO	Milford	MA	Actual/360	5.050%	23,365.61	8,757.34	0.00	N/A	02/01/27	--	5,373,120.26	5,364,362.92	08/01/20
51	307880051	Various Various		TX	Actual/360	4.500%	21,064.27	6,803.42	0.00	N/A	06/01/27	--	5,435,940.14	5,429,136.72	04/01/23
52	307880052	LO	Middleburg Heights	OH	Actual/360	5.654%	24,569.15	7,192.73	0.00	N/A	05/05/27	--	5,046,323.75	5,039,131.02	03/05/20
53	410938328	OF	Milwaukee	WI	Actual/360	5.210%	19,706.97	6,954.88	0.00	N/A	02/11/27	--	4,392,613.08	4,385,658.20	04/11/23
54	300571697	MH	Various	TX	Actual/360	4.780%	17,081.18	6,474.39	0.00	N/A	05/06/27	--	4,149,835.35	4,143,360.96	04/06/23
55	303161129	MU	North Las Vegas	NV	Actual/360	5.340%	18,784.92	6,315.69	0.00	N/A	02/01/27	--	4,085,159.29	4,078,843.60	04/01/23
56	610939272	SS	Indio	CA	Actual/360	4.780%	16,577.26	6,795.10	0.00	N/A	04/11/27	--	4,027,407.99	4,020,612.89	04/11/23
57	300571689	RT	Fort Worth	TX	Actual/360	5.120%	17,133.39	5,314.01	0.00	N/A	04/06/27	01/06/27	3,886,102.26	3,880,788.25	04/06/23
59	307880059	MU	Royal Oak	MI	Actual/360	5.330%	17,025.11	5,623.81	0.00	N/A	05/06/27	--	3,709,399.44	3,703,775.63	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	303161130	RT	Denver	CO	Actual/360	4.830%	16,368.74	4,690.47	0.00	N/A	02/01/27	--	3,935,580.65	3,930,890.18	04/01/23
61	307880061	LO	Round Rock	TX	Actual/360	5.890%	17,361.29	8,046.84	0.00	N/A	05/01/26	--	3,423,005.45	3,414,958.61	04/01/23
62	307880062	RT	Dallas	TX	Actual/360	5.290%	16,172.67	5,460.00	0.00	N/A	04/01/27	--	3,550,315.54	3,544,855.54	04/01/23
63	307880063	RT	DeWitt	NY	Actual/360	6.140%	12,161.78	2,535.45	0.00	N/A	04/05/27	--	2,300,221.98	2,297,686.53	04/05/23
64	307880064	SS	Belle Chasse	LA	Actual/360	5.350%	9,509.07	3,139.00	0.00	N/A	04/06/27	01/06/27	2,064,072.95	2,060,933.95	04/06/23
65	333100004	MF	Vicksburg	MS	Actual/360	6.190%	9,303.84	2,320.74	0.00	N/A	12/05/26	--	1,745,470.50	1,743,149.76	04/05/23
66	600939293	SS	West Valley City	UT	Actual/360	5.090%	6,719.35	2,446.12	0.00	N/A	04/11/27	--	1,533,028.27	1,530,582.15	04/11/23
67	307880067	SS	Christiansburg	VA	Actual/360	5.403%	7,144.93	1,982.68	0.00	N/A	04/06/27	01/06/27	1,535,775.23	1,533,792.55	04/06/23
Totals							3,205,075.08	910,553.51	0.00				759,340,526.67	758,429,973.16
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	4,821,739.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	7,787,514.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,755,102.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,277,391.62	2,705,873.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,940,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,882,239.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,680,702.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,834,635.84	4,165,273.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,404,588.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(908,011.00)	(206,347.04)	01/01/22	09/30/22	08/11/22	4,201,733.01	280,673.05	116,985.12	4,425,611.34	1,175,131.69	0.00
15	2,786,461.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,556,168.00	3,537,706.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,014,000.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,816,781.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	25,670,127.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,595,820.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,959,298.42	1,327,947.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,614,681.03	1,744,226.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,885,627.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	682,583.84	806,296.98	01/01/22	09/30/22	05/11/22	6,957,262.34	1,031,214.10	61,065.22	3,490,220.92	638,442.54	0.00
25	5,761,711.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,520,056.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,748,549.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,226,153.80	908,849.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,192,240.64	0.00	--	--	--	0.00	0.00	0.00	0.00	23,456.78	0.00
32	1,269,775.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	986,156.93	855,815.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,536,077.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,563,152.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,252,502.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	939,768.51	692,616.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	843,647.93	489,994.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	659,910.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	79,637.92	4,903.98	01/01/22	09/30/22	06/11/21	2,350,163.98	384,800.52	29,354.79	1,632,329.14	258,054.84	0.00
45	820,684.20	533,422.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,017,318.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	962,795.91	686,912.10	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	70,582.70	42,362.70	01/01/22	09/30/22	08/11/21	407,263.43	126,660.35	34,042.04	1,202,248.10	103,378.31	0.00
50	114,289.00	210,200.80	01/01/22	09/30/22	11/14/22	631,163.87	16,098.02	29,312.60	1,011,091.74	170,929.01	0.00
51	767,659.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(165,423.10)	(33,982.00)	01/01/22	09/30/22	08/11/21	613,116.49	40,888.46	28,715.20	1,136,473.91	214,258.18	0.00
53	256,932.24	0.00	--	--	--	0.00	0.00	0.00	0.00	981.97	0.00
54	655,279.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	400,981.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	442,314.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	580,048.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,146,948.33	1,234,694.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	360,430.41	269,617.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	209,672.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	67,489.36	64,125.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	118,557,446.14	27,828,024.48				15,160,703.12	1,880,334.50	299,474.97	12,897,975.15	2,584,633.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	6	57,645,870.87	1	5,039,131.02	5	52,606,739.85	0	0.00	0	0.00	0	0.00	4.901531%	4.865354%	48
03/17/23	0	0.00	0	0.00	6	57,747,796.16	1	5,046,323.75	5	52,701,472.41	0	0.00	0	0.00	0	0.00	4.901652%	4.865463%	49
02/17/23	0	0.00	0	0.00	6	57,874,940.18	1	5,055,852.24	5	52,819,087.94	0	0.00	0	0.00	0	0.00	4.901803%	4.865600%	50
01/18/23	0	0.00	0	0.00	6	57,975,807.23	1	5,062,963.95	5	52,912,843.28	0	0.00	0	0.00	0	0.00	4.901921%	4.865706%	51
12/16/22	0	0.00	0	0.00	6	58,076,208.28	1	5,070,041.21	5	53,006,167.07	0	0.00	0	0.00	0	0.00	4.902038%	4.865811%	52
11/18/22	0	0.00	0	0.00	6	58,184,754.87	1	5,077,877.82	5	53,106,877.05	0	0.00	0	0.00	0	0.00	4.902165%	4.865926%	53
10/17/22	0	0.00	0	0.00	6	58,284,190.64	1	5,084,882.82	5	53,199,307.82	0	0.00	0	0.00	0	0.00	4.902281%	4.866030%	54
09/16/22	0	0.00	0	0.00	6	58,391,807.29	1	5,092,649.83	5	53,299,157.46	0	0.00	0	0.00	0	0.00	4.902406%	4.866142%	55
08/17/22	0	0.00	0	0.00	6	58,490,286.60	1	5,099,583.26	5	53,390,703.34	0	0.00	0	0.00	0	0.00	4.902519%	4.866245%	56
07/15/22	0	0.00	0	0.00	6	58,588,310.97	1	5,106,483.09	5	53,481,827.88	0	0.00	0	0.00	0	0.00	4.902631%	4.866346%	57
06/17/22	0	0.00	0	0.00	6	58,694,567.90	1	5,114,148.81	5	53,580,419.09	0	0.00	0	0.00	0	0.00	4.902753%	4.866456%	58
05/17/22	0	0.00	0	0.00	6	58,791,648.67	1	5,120,978.07	4	48,207,625.93	0	0.00	0	0.00	0	0.00	4.902867%	4.866559%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	307880014	06/01/20	33	6	116,985.12	4,425,611.34	2,332,525.89	20,648,551.90	07/21/20	7			04/05/22
24	307880024	03/05/19	48	6	61,065.22	3,490,220.92	2,095,546.17	16,460,684.58	05/15/19	7			10/01/19
44	307880044	08/01/18	55	6	29,354.79	1,632,329.14	1,924,188.33	7,500,000.00	08/06/18	7			01/03/19
49	307880049	04/05/20	35	6	34,042.04	1,202,248.10	508,923.23	5,831,563.10	07/21/20	7			04/15/21
50	307880050	08/01/20	31	6	29,312.60	1,011,091.74	387,241.47	5,640,222.81	11/23/20	7			05/17/22
52	307880052	03/05/20	36	6	28,715.20	1,136,473.91	1,554,050.19	5,298,790.14	06/02/20	2		04/21/21
Totals					299,474.97	12,897,975.15	8,802,475.28	61,379,812.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		468,145,197	422,698,758	0		45,446,439
49 - 60 Months		290,284,776	278,085,344	0		12,199,432
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	758,429,973	700,784,102	0	0	0	57,645,871
Mar-23	759,340,527	701,592,731	0	0	0	57,747,796
Feb-23	760,482,394	702,607,454	0	0	5,384,096	52,490,845
Jan-23	761,384,113	703,408,305	0	0	0	57,975,807
Dec-22	762,281,951	704,205,743	0	0	0	58,076,208
Nov-22	763,254,721	705,069,966	0	0	0	58,184,755
Oct-22	764,144,509	705,860,319	0	0	0	58,284,191
Sep-22	765,109,522	706,717,714	0	0	0	58,391,807
Aug-22	765,991,328	707,501,041	0	0	0	58,490,287
Jul-22	766,869,339	708,281,029	0	0	0	58,588,311
Jun-22	767,823,003	709,128,436	0	0	0	58,694,568
May-22	768,686,604	709,894,955	0	0	5,463,045	53,328,604
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	307880014	19,238,566.49	20,648,551.90	22,700,000.00	06/15/22	(206,347.04)	(0.16620)	09/30/22	03/01/27	226
24	307880024	15,282,661.39	16,460,684.58	19,380,000.00	07/21/22	29,185.98	0.03560	09/30/22	01/05/27	284
44	307880044	7,160,300.96	7,500,000.00	8,300,000.00	01/13/22	(91,855.02)	(0.26170)	09/30/22	05/01/27	289
49	307880049	5,560,848.09	5,831,563.10	6,900,000.00	05/01/22	42,362.70	0.13000	09/30/22	02/05/27	285
50	307880050	5,364,362.92	5,640,222.81	6,300,000.00	10/03/22	210,200.80	1.30870	09/30/22	02/01/27	285
52	307880052	5,039,131.02	5,298,790.14	6,400,000.00	04/14/22	(41,141.00)	(0.14390)	09/30/22	05/05/27	288
Totals		57,645,870.87	61,379,812.53	69,980,000.00		(57,593.58)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	307880014	LO	NJ	07/21/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

24	307880024	MF	TX	05/15/19	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

44	307880044	MF	GA	08/06/18	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

49	307880049	LO	PA	07/21/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

50	307880050	LO	MA	11/23/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

52	307880052	LO	OH	06/02/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	307880014	0.00	5.71000%	0.00	5.71000%	10	05/04/20	05/01/20	06/11/20
19	300571717	3,279,366.11	5.73000%	3,279,366.11	5.73000%	10	06/23/20	07/06/20	08/11/20
19A	300571718	15,459,868.41	5.73000%	15,459,868.41	5.73000%	10	06/23/20	07/06/20	08/11/20
42	307880042	7,393,366.48	5.42650%	7,393,366.48	5.42650%	10	07/17/20	05/06/20	09/11/20
48	307880048	6,625,908.43	5.63000%	6,625,908.43	5.63000%	10	08/18/20	08/05/20	09/11/20
50	307880050	5,632,627.00	5.05000%	5,632,627.00	5.05000%	10	07/27/20	06/01/20	09/11/20
Totals		38,391,136.43		38,391,136.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500014 09/17/21	28,462,367.21	100,850,000.00	27,636,390.81	3,041,552.08	27,636,390.81	24,594,838.73	3,867,528.48	0.00	0.00	3,867,528.48	13.11%
13	310938823 12/17/21	20,386,596.87	33,750,000.00	7,501,255.93	2,026,705.64	7,501,255.93	5,474,550.29	14,912,046.58	0.00	0.00	14,912,046.58	67.78%
58	307880058 04/17/19	4,007,486.76	5,950,000.00	4,387,548.83	380,062.07	4,387,548.83	4,007,486.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,856,450.84	140,550,000.00	39,525,195.57	5,448,319.79	39,525,195.57	34,076,875.78	18,779,575.06	0.00	0.00	18,779,575.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500014	09/17/21	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48
13	310938823	12/17/21	0.00	0.00	14,912,046.58	0.00	0.00	14,912,046.58	0.00	0.00	14,912,046.58
58	307880058	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,779,575.06	0.00	0.00	18,779,575.06	0.00	0.00	18,779,575.06

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	4,150.91	0.00	0.00	20,641.60	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,295.48	0.00	0.00	29,823.08	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	1,543.57	0.00	0.00	9,541.99	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	1,198.78	0.00	0.00	2,084.91	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,156.71	0.00	0.00	2,741.97	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	1,086.36	0.00	0.00	2,982.45	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,431.81	0.00	0.00	67,816.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		80,247.81

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29